Other Income, Net - Schedule of Summary of Other Income, Net (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Other Income and Expenses [Abstract]
Foreign exchange gain / (loss)		$ 5,193	$ (642)
Fair value loss on contingent consideration		(114)	(253)
Gain / (loss) on derivative instruments	[1]	3,201	(1,208)
Fair value loss on warrant liability	[2]	(275)	(1,913)
Gain on debt repurchases	[3]	576	4,340
Other	[4]	3,774	2,223
Other income, net		$ 12,355	$ 2,547

[1]	In the three months ended March 31, 2024, the Company entered into an additional derivative financial instrument arrangement to mitigate interest risk on its variable-rate debt (See Note 8).
[2]	The Company accounts for warrants as derivative liabilities. The warrants were initially recorded at fair value based on the public warrants listed trading price and are subsequently remeasured at the balance sheet date with the changes in fair value recognized in the unaudited condensed consolidated statements of comprehensive loss (See Note 12).
[3]	Relates to gain on repurchases of the Company's debt (See Note 7).
[4]	Mainly relates to the release of certain provisions, offset by certain banking fees.